UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Tiger Consumer Management LLC

Address:  101 Park Avenue
          New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Tarrab
Title:    Chief Financial Officer
Phone:    (212) 984-2378


Signature, Place and Date of Signing:


/s/ Steve Tarrab              New York, New York            November 14, 2012
--------------------        ------------------------      ---------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $2,040,700
                                           (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
                                                   TIGER CONSUMER MANAGEMENT, LLC
                                                              FORM 13F

COL 1                         COL 2           COL 3       COL 4            COL 5        COL 6      COL 7           COL 8

                                                          VALUE      SHS OR   SH/ PUT/  INVESTMENT  OTHR         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (x$1000)   PRN AMT  PRN CALL  DISCRETION  MGRS      SOLE      SHARED  NONE
--------------                --------------  ------      ---------  -------- --- ----  ----------- -----     -----     ------- ----
APPLE INC                     COM             037833100    97,365     145,951 SH          SOLE                 145,951
BUFFALO WILD WINGS INC        COM             119848109    72,734     848,314 SH          SOLE                 848,314
CARTER INC                    COM             146229109    61,111   1,135,053 SH          SOLE               1,135,053
CATAMARAN CORP                COM             148887102    85,655     874,299 SH          SOLE                 874,299
CHIPOTLE MEXICAN GRILL INC    COM             169656105    89,159     280,780 SH          SOLE                 280,780
DOLLAR GEN CORP NEW           COM             256677105   103,864   2,015,214 SH          SOLE               2,015,214
EBAY INC                      COM             278642103    54,115   1,118,778 SH          SOLE               1,118,778
FACEBOOK INC                  CL A            30303M102    38,418   1,773,672 SH          SOLE               1,773,672
FIFTH & PAC COS INC           COM             316645100    39,918   3,123,461 SH          SOLE               3,123,461
GOOGLE INC                    CL A            38259P508   136,251     180,584 SH          SOLE                 180,584
GREEN MTN COFFEE ROASTERS IN  COM             393122106    48,005   2,022,083 SH          SOLE               2,022,083
GROUP 1 AUTOMOTIVE INC        COM             398905109    38,168     633,709 SH          SOLE                 633,709
HARLEY DAVIDSON INC           COM             412822108    61,309   1,446,999 SH          SOLE               1,446,999
HERBALIFE LTD                 COM USD SHS     G4412G101    68,321   1,441,375 SH          SOLE               1,441,375
HOME DEPOT INC                COM             437076102    90,544   1,499,810 SH          SOLE               1,499,810
KRAFT FOODS INC               CL A            50075N104     7,870     190,330 SH          SOLE                 190,330
LKQ CORP                      COM             501889208    58,532   3,168,148 SH          SOLE               3,168,148
LULULEMON ATHLETICA INC       COM             550021109    61,059     825,791 SH          SOLE                 825,791
MCKESSON CORP                 COM             58155Q103    93,128   1,082,511 SH          SOLE               1,082,511
MEAD JOHNSON NUTRITION CO     COM             582839106    62,912     858,518 SH          SOLE                 858,518
MICHAEL KORS HLDGS LTD        SHS             G60754101   108,168   2,034,002 SH          SOLE               2,034,002
MONSTER BEVERAGE CORP         COM             611740101    75,103   1,389,253 SH          SOLE               1,389,253
POLARIS INDS INC              COM             731068102    88,670   1,096,449 SH          SOLE               1,096,449
PRICELINE COM INC             COM NEW         741503403    95,712     154,606 SH          SOLE                 154,606
RALPH LAUREN CORP             CL A            751212101    39,932     264,047 SH          SOLE                 264,047
STARBUCKS CORP                COM             855244109    84,747   1,671,200 SH          SOLE               1,671,200
TRIPADVISOR INC               COM             896945201    67,251   2,042,247 SH          SOLE               2,042,247
VISA INC                      COM CL A        92826C839    44,127     328,621 SH          SOLE                 328,621
WOLVERINE WORLD WIDE INC      COM             978097103    37,630     848,089 SH          SOLE                 848,089
ZUMIEZ INC                    COM             989817101    30,922   1,115,098 SH          SOLE               1,115,098


SK 03316 0004 1331603